Trade Receivables - Related Parties - Summary of Movement in Impairment Loss Allowance of Trade Receivables (Details) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Trade Receivables Line Item
Impairment loss recognised	$ 3,925,335	$ 183,232
As of February 29, 2020	0
Related Parties
Trade Receivables Line Item
Impairment loss reversed		(44,276)
Non-credit Impaired | Related Parties
Trade Receivables Line Item
As of February 28, 2019	44,276
Impairment loss recognised		44,276
Impairment loss reversed	$ (44,276)
As of February 29, 2020		$ 44,276